CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	$ 4,629,045	$ 2,641,298	$ 2,533,595
Other Comprehensive Income (Loss), Net of Tax
Gains (Losses) on Securities Arising During the Year, Net of Tax Effect of $(4,597,836), $(1,060,984) and $1,292,789, Respectively	(9,165,323)	(186,830)	4,439,108
Impairment Loss on Securities, Net of Tax Effect of $(124,652), $(20,253) and $(18,040), Respectively	241,971	39,315	35,018
Realized Gains (Losses) on Sale of AFS Securities, Net of Tax Effect of $959, $984,991 and $1,012,064, Respectively	(1,860)	(1,912,041)	(1,964,595)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(8,925,212)	(2,059,556)	2,509,531
Comprehensive Income (Loss)	$ (4,296,167)	$ 581,742	$ 5,043,126